May 31, 2026
BNY Dreyfus On-Chain Liquidity Fund
Risk Table - BNY Dreyfus On-Chain Liquidity Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

Risk Lose Money [Member]	You could lose money by investing in the fund.
Risk Money Market Fund Price Fluctuates [Member]	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
Risk Money Market Fund May Not Preserve Dollar [Member]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured [Member]	An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Blockchain technology risk

• Blockchain technology risk: Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the fund's issuance, transfer, redemption and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless and could be vulnerable to fraud. Access to a given blockchain requires an individualized private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. In the event a private key is lost or stolen, there is the possibility that a third party could transfer the shares and obtain the proceeds from the transfer, potentially leading to irreversible shareholder losses. There is limited regulation of blockchain technology (including the use of smart contracts) other than the intrinsic public nature of the blockchain system, and any future legislative or regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Furthermore, blockchain networks typically impose transaction fees on investors in the form of the network's native digital asset. These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. There may also be undiscovered flaws in the Transfer Agent's blockchain-integrated recordkeeping system, the underlying blockchain technology, or smart contract technology. Such flaws could negatively impact the fund or its shareholders, including with respect to the execution or recordkeeping of transactions in fund shares and the minting and burning of book-entry tokens, disruptions of the fund's operations, and delays in the payment of redemption proceeds. The Transfer Agent uses book-entry tokens as the official records of ownership, which can increase these risks relative to other tokenized funds that utilize the blockchain as secondary records of ownership. The Transfer Agent will, as a back-up, maintain a duplicate off-chain record of share ownership and will reconcile the blockchain book-entry records with the duplicate off-chain records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record on-chain and an off-chain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. Blockchain networks may also undergo significant technological developments. Technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in fund shares.

· Cybersecurity and technology risk

• Cybersecurity and technology risk: As the use of technology has become more prevalent in the course of business, and in particular because of the fund's use of blockchain technology (including the Transfer Agent maintaining official ownership records via book-entry tokens and smart contract technology), the fund is more susceptible to operational and financial risks associated with cybersecurity and technology, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the fund and its shareholders; processing and human errors; inadequate or failed internal or external processes; failures in systems and technology; errors in blockchain, smart contracts and other technology used with respect to the fund; changes in personnel; errors caused by third-parties or trading counterparties; and compromises or failures to systems, networks, devices and applications relating to the operations of the fund and its service providers. These risks may result in financial losses to the fund and its shareholders; the inability of the fund to transact business with its shareholders; delays or mistakes in the calculation of the fund's net asset value (NAV) or other materials provided to shareholders; errors in the amount of book-entry token balances attributed to each investor's digital wallet; the inability to process transactions with shareholders or other parties, including delays in the payment of redemption proceeds; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The fund's service providers (including, but not limited to, the investment adviser, sub-

adviser, Transfer Agent, and custodian or their agents), blockchain networks used by the fund, and parties with which the fund engages in portfolio or other transactions also may be adversely impacted by these risks in their own businesses, which could result in losses to the fund or its shareholders. For instance, if there are data security breaches of the off-chain database(s) that maintain the information necessary to link an investor's identity with such investor's book-entry token balances on the blockchain, and such information is stolen, the stolen information could be used to determine a shareholder's identity and complete investing history in the fund as reflected on the blockchain. In addition, if there is a cybersecurity or other technology-related incident that results in tampering with, or errors in, the process by which book-entry token balances are reflected on the blockchain, the fund and its shareholders could experience losses, especially if shareholders engage in peer-to-peer transfers of book-entry token balances for value on the basis of incorrect book-entry token balances resulting from such tampering or errors. The Transfer Agent's use of book-entry tokens as its official records of ownership can increase these risks relative to other tokenized funds. While measures have been developed which are designed to reduce the risks associated with cybersecurity and other technology-related incidents, there is no guarantee that those measures will be effective, particularly since the fund does not directly control the cybersecurity defenses or plans, or technological infrastructures, of their service providers (including the Transfer Agent), blockchain networks used by the fund, and companies in which they invest or with which they do business.

· Interest rate risk

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· U.S. Treasury securities risk

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

· Stablecoin reserve risk

• Stablecoin reserve risk: Shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins and to meet the needs of clients who prefer digital methods for recordkeeping and transacting. Although the fund does not invest in stablecoins or stablecoin issuers, the assets of the fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such stablecoins. Stablecoins are relatively new and may face periods of uncertainty, resulting in the potential for rapid and/or unexpected requests by stablecoin issuers for redemption of the fund's shares (including requests by multiple stablecoin issuers at the same time). Such redemption requests could adversely affect remaining fund shareholders, the fund's liquidity, and the fund's ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. The Guiding and Establishing National Innovation for U.S. Stablecoins Act (GENIUS Act) is legislation that establishes a framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the fund and may impact the ability of the fund to be used as a reserve backing the outstanding payment stablecoins of stablecoin issuers. Because the fund intends to invest in eligible reserve assets pursuant to the GENIUS Act, the fund's yield may be lower than that of other money market funds that are permitted to invest in a wider universe of investments and with longer maturities.

· Large shareholder risk

• Large shareholder risk: From time to time, one or more shareholders may own a substantial number of fund shares or may own or control a significant percentage of the shares of the fund. The sale of a large number of shares could adversely affect remaining fund shareholders, the fund's liquidity, and the fund's ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. Because shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

· Repurchase agreement counterparty risk

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If a counterparty fails to honor the terms of the repurchase agreement, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.